Note 3 - Investment Securities Available For Sale (Detail) - Gross Unrealized Losses and Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	$ 31,531	$ 15,313
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(260)	(150)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	0	1,317
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	0	(74)
Securities in Continuous Unrealized Loss Position Fair Value	31,531	16,630
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(260)	(224)
US Government Agencies Debt Securities [Member]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	9,938	1,986
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(91)	(14)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	0	0
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	0	0
Securities in Continuous Unrealized Loss Position Fair Value	9,938	1,986
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(91)	(14)
US States and Political Subdivisions Debt Securities [Member]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	9,240	2,707
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(104)	(40)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	0	919
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	0	(21)
Securities in Continuous Unrealized Loss Position Fair Value	9,240	3,626
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(104)	(61)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	12,353	8,992
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(65)	(54)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	0	0
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	0	0
Securities in Continuous Unrealized Loss Position Fair Value	12,353	8,992
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(65)	(54)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value		1,628
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses		(42)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value		398
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses		(53)
Securities in Continuous Unrealized Loss Position Fair Value		2,026
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses		$ (95)